AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 29.5%
Information Technology – 5.9%
Communications Equipment – 0.3%
Motorola Solutions, Inc.	17,795	$3,985,546

IT Services – 0.8%
PayPal Holdings, Inc.(a)	14,863	1,279,259
Visa, Inc. - Class A(b)	68,754	12,214,148

		13,493,407

Semiconductors & Semiconductor Equipment – 0.9%
Advanced Micro Devices, Inc.(a)	28,385	1,798,473
Broadcom, Inc.	10,664	4,734,923
NVIDIA Corp.	23,347	2,834,092
NXP Semiconductors NV	22,427	3,308,207
QUALCOMM, Inc.(b)	25,654	2,898,389

		15,574,084

Software – 1.8%
Microsoft Corp.(b)	111,328	25,928,291
Oracle Corp.(b)	51,030	3,116,402
Salesforce, Inc.(a)	9,751	1,402,584

		30,447,277

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.(b)	217,984	30,125,389
Epic Games, Inc.(a) (c) (d)	5,074	4,825,019

		34,950,408

		98,450,722

Financials – 5.4%
Banks – 2.1%
Fifth Third Bancorp	223,850	7,154,246
M&T Bank Corp.	32,882	5,797,754
PNC Financial Services Group, Inc. (The)	98,825	14,766,431
Wells Fargo & Co.(b)	179,908	7,235,900

		34,954,331

Capital Markets – 1.1%
Charles Schwab Corp. (The)	160,012	11,500,062
Goldman Sachs Group, Inc. (The)	3,669	1,075,201
Jefferies Financial Group, Inc.	81,700	2,410,150
S&P Global, Inc.	8,094	2,471,503

		17,456,916

Consumer Finance – 0.0%
Stripe, Inc.(a) (c) (d)	24,598	739,170

Diversified Financial Services – 1.9%
Berkshire Hathaway, Inc. - Class B(a)	119,139	31,812,496

Insurance – 0.3%
Progressive Corp. (The)	42,057	4,887,444

		89,850,357

Company	Shares	U.S. $ Value

Health Care – 4.9%
Health Care Equipment & Supplies – 0.3%
Abbott Laboratories	48,446	$4,687,635

Health Care Providers & Services – 1.8%
HCA Healthcare, Inc.	17,124	3,147,220
Humana, Inc.	21,914	10,632,453
UnitedHealth Group, Inc.	32,070	16,196,633

		29,976,306

Life Sciences Tools & Services – 1.0%
Danaher Corp.	20,460	5,284,613
Thermo Fisher Scientific, Inc.	21,255	10,780,324

		16,064,937

Pharmaceuticals – 1.8%
Eli Lilly & Co.	17,064	5,517,644
Johnson & Johnson	90,355	14,760,393
Pfizer, Inc.(b)	243,001	10,633,724

		30,911,761

		81,640,639

Industrials – 4.4%
Aerospace & Defense – 1.4%
Howmet Aerospace, Inc.	45,473	1,406,480
Northrop Grumman Corp.	17,889	8,413,554
Raytheon Technologies Corp.	162,393	13,293,491

		23,113,525

Commercial Services & Supplies – 0.3%
Republic Services, Inc.	40,742	5,542,542

Construction & Engineering – 0.1%
WillScot Mobile Mini Holdings Corp.(a)	42,818	1,726,850

Industrial Conglomerates – 0.9%
Honeywell International, Inc.	91,256	15,237,014

Machinery – 0.3%
Deere & Co.	12,733	4,251,421

Professional Services – 0.2%
Jacobs Solutions, Inc.	26,260	2,848,948

Road & Rail – 1.2%
Canadian Pacific Railway Ltd.	14,936	996,530
CSX Corp.(b)	187,505	4,995,133
Norfolk Southern Corp.	42,849	8,983,293
Union Pacific Corp.	25,376	4,943,752

		19,918,708

		72,639,008

Energy – 2.1%
Energy Equipment & Services – 0.1%
Schlumberger NV	31,251	1,121,911

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 2.0%
Chevron Corp.(b)	30,028	$4,314,123
EOG Resources, Inc.(b)	79,760	8,911,585
EQT Corp.	76,080	3,100,260
Exxon Mobil Corp.	97,586	8,520,234
Occidental Petroleum Corp.	63,579	3,906,929
Pioneer Natural Resources Co.	23,398	5,066,369

		33,819,500

		34,941,411

Consumer Discretionary – 2.1%
Hotels, Restaurants & Leisure – 0.6%
Booking Holdings, Inc.(a)	1,475	2,423,735
McDonald’s Corp.	31,454	7,257,696

		9,681,431

Internet & Direct Marketing Retail – 0.8%
Amazon.com, Inc.(a) (b)	110,742	12,513,846

Leisure Products – 0.0%
Mattel, Inc.(a) (b)	18,342	347,397

Specialty Retail – 0.7%
Home Depot, Inc. (The)(b)	37,360	10,309,118
Lowe’s Cos., Inc.	7,980	1,498,724

		11,807,842

		34,350,516

Consumer Staples – 1.9%
Beverages – 1.0%
PepsiCo, Inc.	101,392	16,553,258

Food & Staples Retailing – 0.5%
Costco Wholesale Corp.	12,292	5,805,143
Kroger Co. (The)	60,510	2,647,312

		8,452,455

Household Products – 0.4%
Procter & Gamble Co., (The)	57,828	7,300,785

		32,306,498

Communication Services – 1.9%
Diversified Telecommunication Services – 0.1%
Comcast Corp. - Class A	52,494	1,539,649

Entertainment – 0.2%
Walt Disney Co. (The)(a) (b)	35,835	3,380,315

Interactive Media & Services – 1.2%
Alphabet, Inc. - Class A(a)	168,101	16,078,861
Meta Platforms, Inc. - Class A(a) (b)	28,515	3,868,915

		19,947,776

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.(a)	53,892	7,230,690

		32,098,430

Company	Shares	U.S. $ Value

Utilities – 0.4%

Electric Utilities – 0.4%
NextEra Energy, Inc.	94,751	$7,429,426

Materials – 0.3%
Chemicals – 0.3%
FMC Corp.	40,918	4,325,033

Real Estate – 0.2%
Equity Real Estate Investment Trusts (REITs) – 0.2%
SBA Communications Corp.	10,476	2,981,993

Total Common Stocks (cost $533,381,312)		491,014,033

WARRANTS – 0.0%
Financials – 0.0%
Diversified Financial Services – 0.0%
Pershing Square Holdings Ltd., expiring 07/24/2025 (a) (c) (d) (cost $52,400)	9,228	0

SHORT-TERM INVESTMENTS – 69.0%
Investment Companies – 68.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(e) (f) (g) (cost $1,141,119,312)	1,141,119,312	1,141,119,312

	Principal Amount (000)

U.S. Treasury Bills – 0.4%
U.S. Treasury Bill Zero Coupon, 11/03/2022 (cost $6,985,319)	$7,000	6,983,514

Total Short-Term Investments (cost $1,148,104,631)		1,148,102,826

Total Investments Before Securities Sold Short – 98.5% (cost $1,681,538,343)		1,639,116,859

	Shares

SECURITIES SOLD SHORT – (0.5)%
COMMON STOCKS – (0.5)%
Consumer Discretionary – (0.2)%
Automobiles – (0.1)%
Lucid Group, Inc.(a)	(49,854)	(696,460)
Rivian Automotive, Inc.(a)	(25,180)	(828,674)

		(1,525,134)

Hotels, Restaurants & Leisure – (0.1)%
DraftKings, Inc. - Class A(a)	(30,590)	(463,133)

Company	Shares	U.S. $ Value

Membership Collective Group, Inc. - Class A(a)	(134,843)	$(636,459)

		(1,099,592)

Specialty Retail – 0.0%
GameStop Corp. - Class A(a)	(26,045)	(654,511)

		(3,279,237)

Financials – (0.2)%
Capital Markets – (0.1)%
T Rowe Price Group, Inc.	(7,526)	(790,305)

Consumer Finance – (0.1)%
SoFi Technologies, Inc.(a)	(133,502)	(651,490)
Upstart Holdings, Inc.(a)	(22,752)	(473,014)

		(1,124,504)

Insurance – 0.0%
Lemonade, Inc.(a)	(33,757)	(714,973)

		(2,629,782)

Real Estate – (0.1)%
Equity Real Estate Investment Trusts (REITs) – (0.1)%
Acadia Realty Trust	(12,929)	(163,164)
Agree Realty Corp.	(2,459)	(166,179)
Chatham Lodging Trust(a)	(19,934)	(196,749)
Hudson Pacific Properties, Inc.	(88,380)	(967,761)

		(1,493,853)

Information Technology – 0.0%
IT Services – 0.0%
Cognizant Technology Solutions Corp. - Class A	(11,551)	(663,489)

Communication Services – 0.0%
Entertainment – 0.0%
AMC Entertainment Holdings, Inc.(a)	(34,912)	(94,611)
AMC Entertainment Holdings, Inc. - Class A(a)	(34,912)	(243,337)

		(337,948)

Health Care – 0.0%
Health Care Equipment & Supplies – 0.0%
Stryker Corp.	(708)	(143,398)

Industrials – 0.0%
Machinery – 0.0%
Snap-on, Inc.	(708)	(142,556)

Total Securities Sold Short (proceeds $10,641,400)		(8,690,263)

Total Investments, Net of Securities Sold Short – 98.0% (cost $1,670,896,943)(h)		1,630,426,596

Other assets less liabilities – 2.0%		33,477,993

Net Assets – 100.0%		$1,663,904,589

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E-Mini Futures	111	December 2022	$19,988,325	$241,184

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize short sales.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,581,627 and gross unrealized depreciation of investments was $(43,810,790), resulting in net unrealized depreciation of $(40,229,163).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$93,625,703	$—	$4,825,019		$98,450,722
Financials	89,111,187	—	739,170		89,850,357
Health Care	81,640,639	—	—		81,640,639
Industrials	72,639,008	—	—		72,639,008
Energy	34,941,411	—	—		34,941,411
Consumer Discretionary	34,350,516	—	—		34,350,516
Consumer Staples	32,306,498	—	—		32,306,498
Communication Services	32,098,430	—	—		32,098,430
Utilities	7,429,426	—	—		7,429,426
Materials	4,325,033	—	—		4,325,033
Real Estate	2,981,993	—	—		2,981,993
Warrants	—	—	0	(a)	—

Investments in Securities:	Level 1	Level 2	Level 3		Total
Short-Term Investments:
Investment Companies	$1,141,119,312	$—	$—		$1,141,119,312
U.S. Treasury Bills	—	6,983,514	—		6,983,514
Liabilities:
Common Stocks:
Consumer Discretionary	(3,279,237)	—	—		(3,279,237)
Financials	(2,629,782)	—	—		(2,629,782)
Real Estate	(1,493,853)	—	—		(1,493,853)
Information Technology	(663,489)	—	—		(663,489)
Communication Services	(337,948)	—	—		(337,948)
Health Care	(143,398)	—	—		(143,398)
Industrials	(142,556)	—	—		(142,556)

Total Investments in Securities	1,617,878,893	6,983,514	5,564,189	(a)	1,630,426,596
Other Financial Instruments(b):
Assets:
Futures	241,184	—	—		241,184
Liabilities	—	—	—		—

Total	$1,618,120,077	$6,983,514	$5,564,189	(a)	$1,630,667,780

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2022 is as follows:

Fund	Market Value 06/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$871,948	$628,756	$359,585	$1,141,119	$4,313